Note 2 - Summary of Significant Accounting Policies - Antidilutive Securities (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share (in shares)	1,131,768	363,252	1,022,195	286,501
Common Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share (in shares)	401,446	301,399	383,321	224,248
Rights to Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share (in shares)		70,755		70,755